Income Taxes (Huale Group Co.Limited)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Taxes
9.	Income Taxes

Cayman Islands

The Company is a tax-exempted company incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in Cayman Islands has been made as the Company had no taxable income for the period ended June 30, 2020.

Seychelles

The Company’s subsidiaries formed in the Republic of Seychelles are not subject to tax on its income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no withholding tax is imposed.

Hong Kong

The Company’s subsidiary formed in Hong Kong is subject to a profits tax rate of 16.5% for income generated in the special administrative region.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to a profits tax rate of 25% for income generated and operation in the country.

The full realization of the tax benefit associated with the carry forward losses depends predominantly upon the Company’s ability to generate taxable income during the carry forward period.

The Company’s subsidiaries incorporated in the PRC have unused net operating losses (“NOLs”) amounting to $567,000 available for carry forward to future years for PRC income tax reporting purposes.

Income tax expense (benefits)

	June 30, 2020	June 30, 2019
	(Unaudited)	(Unaudited)
	$	$
Loss before tax	(286,823)	(83,588)
Tax credit calculated at statutory tax rate	(71,706)	(20,897)
Effect of different tax rates in other countries	112	-
Others	71,594	20,897
	-	-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

10.	Income Taxes

Cayman Islands

The Company is a tax-exempted company incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in Cayman Islands has been made as the Company had no taxable income for the year ended December 31, 2019.

Seychelles

The Company’s subsidiaries formed in the Republic of Seychelles are not subject to tax on its income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no withholding tax is imposed.

Hong Kong

The Company’s subsidiary formed in Hong Kong is subject to a profits tax rate of 16.5% for income generated in the special administrative region.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to a profits tax rate of 25% for income generated and operation in the country.

The full realization of the tax benefit associated with the carry forward losses depends predominantly upon the Company’s ability to generate taxable income during the carry forward period.

The Company’s subsidiaries incorporated in the PRC have unused net operating losses (“NOLs”) amounting to $322,868 available for carry forward to future years for PRC income tax reporting purposes.

Income tax expense (benefits)

	2019	2018
Loss before tax	$(284,655)	$(89,455)
Tax credit calculated at statutory tax rate	(71,164)	(22,364)
Expenses not deductible for tax purposes	27,933)	22,364
Effect of different tax rates in other countries	112	-
Others	43,119	-
	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Huale Group Co. Limited [Member]
Income Taxes
9.	Income Taxes

Cayman Islands

The Company is a tax-exempted company incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in Cayman Islands has been made as the Company had no taxable income for the period ended June 30, 2020.

Seychelles

The Company’s subsidiary formed in the Republic of Seychelles is not subject to tax on its income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no withholding tax is imposed.

Hong Kong

The Company’s subsidiary formed in Hong Kong is subject to a profits tax rate of 16.5% for income generated in the special administrative region.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to a profits tax rate of 25% for income generated and operation in the country.

The full realization of the tax benefit associated with the carry forward losses depends predominantly upon the Company’s ability to generate taxable income during the carry forward period.

The Company’s subsidiaries incorporated in the PRC have unused net operating losses (“NOLs”) amounting to $567,000 available for carry forward to future years for PRC income tax reporting purposes.

Income tax expense (benefits)

	June 30, 2020	June 30, 2019
	(Unaudited)	(Unaudited)
	$	$
Loss before tax	(245,480)	(28,265)
Tax credit calculated at statutory tax rate	(61,370)	(7,066)
Effect of different tax rates in other countries	56	-
Others	61,314	7,066
	-	-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.